Financial Instruments - Summary of Company's Contractually Agreed (Undiscounted) Cash Flows Payable Under Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility	$ 498.4	$ 0.0
Revolving Credit Facility, undiscounted cash flows	(0.4)	(0.3)
Accounts payable and accrued liabilities, undiscounted cash flows	(319.1)	(286.8)
Government Loans, undiscounted cash flows	(289.2)	(254.2)
Financial arrangement, undiscounted cash flows	(10.6)	(11.3)
Senior Secured Lien Notes, undiscounted cash flows	(503.6)
Interest on senior secured lien notes, undiscounted cash flows	(206.9)
Financial liabilities, undiscounted cash flows	(1,340.4)	(560.9)
Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(10.6)	(8.3)
Year 1 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	(0.4)	(0.3)
Accounts payable and accrued liabilities, undiscounted cash flows	(319.1)	(286.8)
Government Loans, undiscounted cash flows	(25.0)	(16.2)
Financial arrangement, undiscounted cash flows	(1.0)	(0.9)
Senior Secured Lien Notes, undiscounted cash flows	0.0
Interest on senior secured lien notes, undiscounted cash flows	(46.0)
Financial liabilities, undiscounted cash flows	(393.2)	(305.1)
Year 1 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(1.7)	(0.9)
Year 2 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0	0.0
Government Loans, undiscounted cash flows	(25.0)	(25.0)
Financial arrangement, undiscounted cash flows	(1.0)	(1.0)
Interest on senior secured lien notes, undiscounted cash flows	(46.0)
Financial liabilities, undiscounted cash flows	(74.4)	(28.1)
Year 2 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(2.4)	(2.1)
Years 3 to 5 [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0	0.0
Government Loans, undiscounted cash flows	(46.1)	(61.7)
Financial arrangement, undiscounted cash flows	(8.6)	(9.4)
Senior Secured Lien Notes, undiscounted cash flows	(503.6)
Interest on senior secured lien notes, undiscounted cash flows	(114.9)
Financial liabilities, undiscounted cash flows	(679.7)	(76.4)
Years 3 to 5 [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	(6.5)	(5.3)
Greater than 5 Years [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities, undiscounted cash flows	0.0	0.0
Government Loans, undiscounted cash flows	(193.1)	(151.3)
Financial arrangement, undiscounted cash flows	0.0	0.0
Financial liabilities, undiscounted cash flows	(193.1)	(151.3)
Greater than 5 Years [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan, undiscounted cash flows	0.0	0.0
Carrying Amount [member]
Maturity Analysis For Financial Liabilities [Line Items]
Revolving Credit Facility	0.4	0.3
Accounts payable and accrued liabilities	319.1	286.8
Governmental Loans	158.6	143.6
Financial arrangement	10.6	11.3
Senior Secured Lien Notes	498.4
Interest on Senior Secured Lien Notes	0.0
Financial liabilities	987.1	442.0
Carrying Amount [member] | Provincial MENDM Loan [member]
Maturity Analysis For Financial Liabilities [Line Items]
Interest on Provincial MENDM Loan	$ 0.0	$ 0.0